Average Annual Total Returns (Vanguard Emerging Markets Government Bond Index Fund Participant:)	Vanguard Emerging Markets Government Bond Index Fu Vanguard Emerging Markets Government Bond Index Fund - Admiral Shares 11/1/2013 - 10/31/2014
Barclays USD Emerging Markets Government RIC Capped Index
Vanguard Emerging Markets Government Bond Index Fu
Vanguard Emerging Markets Government Bond Index Fund - Admiral Shares
11/1/2013 - 10/31/2014

Average Annual Returns for Periods Ended December 31, 2014
One Year	4.34%	4.90%
Since Inception	0.84%	1.41%